Sterling Capital Mid Cap Relative Value Fund
1
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98.2%
Automobile Components — 2.0%
14,771
Magna International, Inc. ............
$ 872,671
Banks — 3.8%
7,637
East West Bancorp, Inc. .............
549,482
33,614
Huntington Bancshares, Inc. ..........
427,570
7,575
Wintrust Financial Corp. .............
702,581
1,679,633
Building Products — 3.2%
4,495
Carlisle Cos., Inc. ..................
1,404,373
Capital Markets — 3.5%
4,042
Ameriprise Financial, Inc. ............
1,535,273
Chemicals — 3.7%
13,523
Avient Corp. .....................
562,151
7,644
Westlake Corp. ...................
1,069,854
1,632,005
Communications Equipment — 1.0%
10,073
Ciena Corp.(a) ....................
453,386
Construction & Engineering — 1.8%
10,499
MasTec, Inc.(a) ...................
794,984
Consumer Staples Distribution & Retail — 6.2%
5,217
Casey's General Stores, Inc. ..........
1,433,318
19,133
Performance Food Group Co.(a) .......
1,323,047
2,756,365
Containers & Packaging — 5.4%
6,140
Avery Dennison Corp. ..............
1,241,263
17,247
Berry Global Group, Inc. ............
1,162,275
2,403,538
Electronic Equipment, Instruments &
Components — 6.8%
6,452
Arrow Electronics, Inc.(a) ............
788,757
4,978
CDW Corp. ......................
1,131,599
18,260
nVent Electric PLC .................
1,078,983
2,999,339
Entertainment — 2.4%
6,709
Take-Two Interactive Software, Inc.(a) ...
1,079,814
Financial Services — 3.0%
10,110
Fiserv, Inc.(a) .....................
1,343,012
Food Products — 2.3%
9,641
Lamb Weston Holdings, Inc. ..........
1,042,096
Gas Utilities — 2.3%
16,068
Southwest Gas Holdings, Inc. .........
1,017,908
Health Care Equipment & Supplies — 3.6%
2,595
Becton Dickinson & Co. .............
632,739
7,851
Zimmer Biomet Holdings, Inc. ........
955,466
1,588,205
Shares Fair Value
COMMON STOCKS — (continued)
Household Durables — 1.5%
6,379
PulteGroup, Inc. ...................
$ 658,440
Industrial REITs — 2.5%
6,015
EastGroup Properties, Inc. ...........
1,103,993
Insurance — 7.8%
6,262
American Financial Group, Inc. ........
744,489
12,871
First American Financial Corp. ........
829,407
9,206
Globe Life, Inc. ...................
1,120,555
6,262
Hanover Insurance Group, Inc. (The) ....
760,332
3,454,783
Life Sciences Tools & Services — 7.1%
4,915
ICON PLC(a) ....................
1,391,289
7,643
Revvity, Inc. .....................
835,456
1,779
Thermo Fisher Scientific, Inc. .........
944,276
3,171,021
Machinery — 2.3%
9,275
Oshkosh Corp. ....................
1,005,503
Multi-Utilities — 2.1%
35,180
NiSource, Inc. ....................
934,029
Office REITs — 1.3%
4,436
Alexandria Real Estate Equities, Inc. ....
562,352
Oil, Gas & Consumable Fuels — 5.9%
31,785
Coterra Energy, Inc. ................
811,153
4,424
Diamondback Energy, Inc. ...........
686,074
8,279
Phillips 66 .......................
1,102,266
2,599,493
Professional Services — 3.5%
4,723
CACI International, Inc., Class A(a) .....
1,529,591
Real Estate Management & Development
— 1.8%
9,331
Howard Hughes Holdings, Inc.(a) ......
798,267
Residential REITs — 1.8%
5,921
Mid-America Apartment Communities,
Inc. ..........................
796,138
Semiconductors & Semiconductor Equipment
— 1.5%
5,959
Skyworks Solutions, Inc. .............
669,911
Software — 3.7%
23,028
Dropbox, Inc., Class A(a) ............
678,866
5,621
PTC, Inc.(a) ......................
983,450
1,662,316
Specialized REITs — 1.6%
5,194
Digital Realty Trust, Inc. .............
699,008

Sterling Capital Mid Cap Relative Value Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Trading Companies & Distributors — 2.8%
2,157
United Rentals, Inc. ................
$ 1,236,867
Total Common Stocks
(Cost $20,444,622) ............... 43,484,314
MONEY MARKET FUND — 1.8%
783,096
Federated Treasury Obligations Fund,
Institutional Shares, 5.22%(b) .......
783,096
Total Money Market Fund
(Cost $783,096) ................. 783,096
Total Investments — 100.0%
(Cost $21,227,718) ............................ 44,267,410
Net Other Assets (Liabilities) — 0.0% ............... (8,454)
NET ASSETS — 100.0% .......................
$ 44,258,956
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Cap Relative Value Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Mid Cap Relative Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Cap Relative Value Fund — (continued)
December 31, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Mid Cap Relative Value Fund ........... $ 44,267,410(a) $ — $ — $ 44,267,410
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.